Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2022
Long-Term Investments [Abstract]
Schedule of long-term investment
	June 30, 2022	June 30, 2021
Hunan Liangxi Cultural Media Co., Ltd. (“Liangxi”)	$1,182,195	$-
Urban Tea Management Inc. (“Meno”)	310,000	310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
CYY	-	394,822
Store Master	-	714,478
Less: Share of results of equity investees	(299,194)	(182,287)
Impairment of investment in equity investees	(412,707)	-
	$1,100,294	$1,557,013